SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]	At June 30, 2014 and December 31, 2013, three (3) customers, one of which is a related party through the entity’s stock ownership in the Company (customer B) represented 78.0% and 37.5% of outstanding receivables, respectively.

	June 30, 2014		January - June, 2014		December 31, 2013
Customer	Accounts Receivable		Gross Revenue		Accounts Receivable
	Amount, $	%	Amount, $	%	Amount, $	%
A	586,824	47.6	-	-	700,000	37.5
B	200,000	16.2	1,000,000	57.8	-	0.0
C	175,000	14.2	175,000	10.1	-	-
Subtotal	961,824	78.0%	1,175,000	67.9	700,000	37.5%
Total, gross	1,233,944	100%	1,728,998	100.0	1,864,506	100%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	For the period ended June 30, 2014	For the period ended June 30, 2013
Financing Warrants to purchase common stock	30,000	15,000
Total potentially dilutive securities	30,000	15,000
Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

Financing Warrants to purchase common stock	30,000	-

Total potentially dilutive securities	30,000	-

Estimated Useful Lives [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	The estimated useful lives for significant property and equipment categories are as follows:
Vehicles	5 years
Furniture and Fixtures	5 years
Office equipment	3 years
The estimated useful lives for significant property and equipment categories are as follows:
Vehicles	5 years
Furniture and Fixtures	5 years
Office equipment	3 years